SHAREHOLDERS' EQUITY (Details)				4 Months Ended	12 Months Ended
	Oct. 16, 2020 USD ($)	Nov. 19, 2019 USD ($)	Mar. 29, 2019 USD ($)	Apr. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Jun. 16, 2017 $ / shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares				360,000,000	360,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares				151,446,112	147,230,634
Balance at beginning of period, outstanding (in shares) | shares				151,446,112	147,230,634
Balance at end of period, issued (in shares) | shares					151,446,112	147,230,634
Balance at end of period, outstanding (in shares) | shares					151,446,112	147,230,634
Common Stock [Roll forward]
At-the-Market Offering, Value					$ 20,670,000	$ 17,922,000
Common Stock [Abstract]
At-the-market offering of common Stock					60,000,000
Gross amount after deducting sales commissions and other fees and expenses					40,000,000.0
Net amount after deducting sales commissions and other fees and expenses					$ 38,600,000
Common shares issued and sold (in shares) | shares					9,476,446
Proceeds from Issuance of common stock					$ 20,713,000	$ 17,922,000	$ 0
Common shares issued (in shares) | shares					4,215,478	5,260,968
Additional Paid in Capital [Abstract]
Reduction of share premium		$ (103,400,000)				$ 0
Share premium fund					$ 38,500,000	17,900,000
Contributed Surplus Account [Abstract]
Reduction of contributed surplus							$ (308,800,000)
Dividend paid					67,200,000	14,300,000
Dividend charged to contribution surplus account					27,700,000
Contribution to surplus account					$ 539,500,000	$ 567,200,000
Shareholders' Rights Plan [Abstract]
Common share, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Subsequent Event [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock				$ 10,000,000.0
Net amount at-the-market offering of common stock				$ 9,700,000
Common shares issued (in shares) | shares				2,989,769
Remaining available proceeds from offering				$ 50,000,000.0
Share price (in dollars per share) | $ / shares				$ 3.15
Remaining balance available, fully utilizing the new shares issued (in shares) | shares				15,880,072
Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock	$ 60,000,000		$ 40,000,000
Shareholders' Rights Agreement [Member]
Shareholders' Rights Plan [Abstract]
Preferred share purchase right								0.001
Common share, par value (in dollars per share) | $ / shares								$ 0.01
Shareholders rights, exercise price (in dollars per share) | $ / shares								$ 30.00
Percentage of common share ownership								15.00%
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares				360,000,000	360,000,000	360,000,000	180,000,000
Authorization of additional authorized shares (in shares) | shares							180,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares				151,446,112	147,230,634	141,969,666	141,969,666
Balance at beginning of period, outstanding (in shares) | shares				151,446,112	147,230,634	141,969,666	141,969,666
At-the-Market Offering (in shares) | shares					4,215,478	5,260,968
Balance at end of period, issued (in shares) | shares					151,446,112	147,230,634	141,969,666
Balance at end of period, outstanding (in shares) | shares					151,446,112	147,230,634	141,969,666
Common Stock [Roll forward]
Balance at beginning of period				$ 1,514,000	$ 1,472,000	$ 1,420,000	$ 1,420,000
At-the-Market Offering, Value					42,000	52,000
Balance at end of period					1,514,000	1,472,000	$ 1,420,000
Common Stock [Abstract]
At-the-market offering of common Stock					$ 40,000,000	40,000,000
Additional Paid in Capital [Abstract]
Reduction of share premium						$ 0